SUPPLEMENT DATED FEBRUARY 12, 2008 TO THE

FIRST INVESTORS EQUITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated January 31, 2008

1.

The Investment Strategies chart for the Select Growth Fund on page I-A-5 is deleted in its entirety and replaced with the following:

Investments Strategies Used by the First Investors Equity Funds

Select Growth Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipates using
Debt Securities		✓
Commercial Paper and Other Short-Term Investments		✓
Corporate Bonds and Notes		─
Convertible Debt Securities		─
High Yield Securities		─
Mortgage-Backed Securities		─
Other Asset-Backed Securities		─
Municipal Securities		─
Syndicated Bank Loans		─
U.S. Government Securities		─
Variable and Floating Rate Securities		─
Zero Coupon and Pay-In-Kind Bonds		─
Equity Securities		✓
Common Stocks, Preferred Stocks, and Warrants		✓
Shares of Other Investment Companies		✓
Shares of Exchange Traded Funds		✓
Real Estate Investment Trusts		✓
Foreign Securities Exposure		✓
Depository Receipts		✓
Foreign Securities Traded in the U.S.		✓
Foreign Securities Traded in Foreign Markets		─
Foreign Securities Traded in Emerging Markets		─
Foreign Currency		─
Derivatives		─
Credit-Linked Securities		─
Inverse Floaters		─
Interest Rate Swaps		─
Restricted and Illiquid Securities		✓
When-Issued Securities		─
Stand-By Commitments		─
Options		─
Futures		─
Repurchase Agreements		─
Temporary Borrowing		✓
Temporary Defensive Investments		─
Securities Lending		─

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